Share-based Compensation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, outstanding (in shares)	363,572,659			363,572,659	363,572,659
Unrecognized compensation expense weighted average period		2 years 3 months 18 days	2 years 3 months 18 days
Compensation expense		¥ 55,351	$ 7,817
2019 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, outstanding (in shares)	413,572,659			413,572,659	413,572,659
Number of shares shall be increased in each fiscal year as proportion of ordinary shares issued and outstanding maximum percentage	3.00%
Number of shares shall be increased during term of plan as proportion of ordinary shares issued and outstanding maximum percentage	6.00%
Share-based compensation arrangement by share-based payment award, description		The maximum aggregate number of Shares that may be subject to Awards under the Plan is 8% of the total outstanding number of ordinary shares as reflected on the register of members of the Company immediately following the completion of the IPO which is 413,572,659 shares, plus one or several increases during the term of the Plan by an amount equal to such number of Shares as may be determined by the Board, provided, however, that (i) the aggregate number of Shares increased in each fiscal year shall not be more than 3% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year and (ii) the aggregate number of Shares increased during the term of the Plan shall not be more than 6% of the total number of ordinary shares issued and outstanding on the last day of the fiscal year immediately preceding the most recent increase. The board of directors have authorized issuance of up to 33,085,812 shares. The term of the option shall not exceed ten years from the date of grant.	The maximum aggregate number of Shares that may be subject to Awards under the Plan is 8% of the total outstanding number of ordinary shares as reflected on the register of members of the Company immediately following the completion of the IPO which is 413,572,659 shares, plus one or several increases during the term of the Plan by an amount equal to such number of Shares as may be determined by the Board, provided, however, that (i) the aggregate number of Shares increased in each fiscal year shall not be more than 3% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year and (ii) the aggregate number of Shares increased during the term of the Plan shall not be more than 6% of the total number of ordinary shares issued and outstanding on the last day of the fiscal year immediately preceding the most recent increase. The board of directors have authorized issuance of up to 33,085,812 shares. The term of the option shall not exceed ten years from the date of grant.
Options, grants in period		20,207,630	20,207,630
Options, grants in period, weighted average exercise price | $ / shares			$ 0.02
Options, grants in period, weighted average grant date fair value | (per share)				¥ 4.96	$ 0.70
Unrecognized compensation expense related to unvested share options granted | ¥		¥ 40,257
Compensation expense | ¥		¥ 55,351
2019 Equity Incentive Plan | American depositary shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Closing price per share | $ / shares							$ 4.39
2019 Equity Incentive Plan | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period		19,437,630	19,437,630
2019 Equity Incentive Plan | Consultants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period		570,000	570,000
2019 Equity Incentive Plan | Employees and Consultants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period, weighted average exercise price | $ / shares			$ 0.01
Options, vested, number of shares		9,451,055	9,451,055
2019 Equity Incentive Plan | Independent Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period		200,000	200,000
Options, grants in period, weighted average exercise price | $ / shares			$ 1.24
Ordinary shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares, outstanding (in shares)	363,572,659			363,572,659	363,572,659
Ordinary shares | 2019 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of outstanding number of ordinary shares may be subject to awards under plan, maximum	8.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period, weighted average grant date fair value | $ / shares			$ 0.31
Minimum | 2019 Equity Incentive Plan | Employees and Consultants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		2 years	2 years
Minimum | 2019 Equity Incentive Plan | Independent Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		3 years	3 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period, weighted average grant date fair value | $ / shares			$ 1.06
Maximum | 2019 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of share authorized	33,085,812			33,085,812	33,085,812
Options under plan may be granted for periods	10 years
Maximum | 2019 Equity Incentive Plan | Employees and Consultants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		3 years	3 years